Shareholder Report, Line Graph (Details) - USD ($)										1 Months Ended		2 Months Ended		3 Months Ended			4 Months Ended		5 Months Ended							6 Months Ended			7 Months Ended		8 Months Ended		9 Months Ended			10 Months Ended		11 Months Ended	12 Months Ended		17 Months Ended					23 Months Ended	24 Months Ended	29 Months Ended					36 Months Ended	41 Months Ended				48 Months Ended	60 Months Ended	72 Months Ended	84 Months Ended	96 Months Ended	108 Months Ended	120 Months Ended
	Feb. 28, 2025	Feb. 21, 2025	Dec. 31, 2024	Jul. 17, 2023	Aug. 04, 2022	Aug. 02, 2022	Jul. 27, 2022	Jul. 21, 2022	Dec. 31, 2015	Mar. 31, 2025	Mar. 31, 2025	Apr. 30, 2025	Apr. 30, 2025	May 31, 2025	May 31, 2025	Mar. 31, 2025	Jun. 30, 2025	Jun. 30, 2025	Jul. 31, 2025	Jul. 31, 2025	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2022	Dec. 31, 2022	Dec. 31, 2022	Aug. 31, 2025	Aug. 31, 2025	Jun. 30, 2025	Sep. 30, 2025	Sep. 30, 2025	Oct. 31, 2025	Oct. 31, 2025	Nov. 30, 2025	Nov. 30, 2025	Sep. 30, 2025	Dec. 31, 2025	Dec. 31, 2025	Jun. 30, 2024	Dec. 31, 2025	Dec. 31, 2016	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2023	Dec. 31, 2023	Dec. 31, 2023	Jun. 30, 2025	Dec. 31, 2017	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2018	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2019	Dec. 31, 2020	Dec. 31, 2021	Dec. 31, 2022	Dec. 31, 2023	Dec. 31, 2024	Dec. 31, 2025
C000236658 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																																							NAV
Accumulated Value						$ 10,000																$ 10,194.31																				$ 11,622.63										$ 12,968.68		$ 15,078.33
C000242915 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																																							NAV
Accumulated Value									$ 10,000																															$ 10,303.38							$ 11,766.91						$ 10,861.7					$ 12,854.95	$ 14,555.54	$ 15,340.5	$ 12,833.81	$ 15,042.18	$ 16,034.59	$ 22,837.43
C000255873 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																																							NAV
Accumulated Value	$ 10,000									$ 9,660		$ 10,156			$ 10,412			$ 10,644		$ 10,160							$ 10,404		$ 10,556		$ 10,356		$ 10,384				$ 10,498.49
C000255874 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																																							NAV
Accumulated Value		$ 10,000									$ 9,512		$ 10,052	$ 10,616			$ 11,216		$ 10,792							$ 11,004				$ 11,516		$ 12,060		$ 11,744		$ 11,984.9
C000255875 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																																							NAV
Accumulated Value			$ 10,000													$ 8,916												$ 11,388							$ 12,056				$ 11,332
C000242914 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																																							NAV
Accumulated Value				$ 10,000																	$ 10,536.53																	$ 10,925.85			$ 11,308.73					$ 11,741.89		$ 12,156.16
C000236659 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																																							NAV
Accumulated Value								$ 10,000																$ 9,996.91																			$ 10,810.75							$ 11,468.87							$ 12,540.09
C000236661 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																																							NAV
Accumulated Value					$ 10,000																		$ 10,087																						$ 10,739						$ 11,436					$ 12,018
C000236660 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																																							NAV
Accumulated Value							$ 10,000																		$ 9,675.14																			$ 12,206.96					$ 14,745.68						$ 17,252.52
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																																							Russell 3000® Index
Accumulated Value			10,000			10,000	10,000									9,527.80546						9,434.625118			9,608.267289			10,575.0294							11,439.66243				$ 11,714.54324			11,883.55477		12,102.26894					14,983.55044			14,712.76527		17,236.00452	17,553.22934
MSCI All Country World Ex USA Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																																							MSCI All Country World Ex USA Index
Accumulated Value	10,000	10,000							$ 10,000	9,977.314074	9,798.594079	10,337.51643	10,152.34427	10,617.4488	10,811.10417		10,977.62866	11,177.85348	10,946.22824	11,145.88033						11,326.02625	11,532.60562		11,948.14384	11,734.12109	12,189.61273	11,971.26463	12,186.49986	11,968.20753		12,326.88117	12,551.71548			$ 10,449.51119							$ 13,290.90942						$ 11,404.2191					$ 13,857.41748	$ 15,333.50541	$ 16,533.20536	$ 13,887.34337	$ 16,056.02921	$ 16,944.56047	$ 22,432.39255
MSCI EAFE Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																																							MSCI EAFE Index
Accumulated Value	$ 10,000									$ 9,959.656508		$ 10,415.86214			$ 10,892.41655			$ 11,132.41783		$ 10,976.15267							$ 11,444.09244		$ 11,663.11529		$ 11,800.31753		$ 11,873.58693				$ 12,229.78319
MSCI Emerging Markets Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																																							MSCI Emerging Markets Index
Accumulated Value		$ 10,000									$ 9,629.892287		$ 9,756.451453	$ 10,172.67998			$ 10,784.33099		$ 10,994.50756							$ 11,135.52737				$ 11,932.10181		$ 12,430.75764		$ 12,133.47484		$ 12,496.4256
Bloomberg U S Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																																							Bloomberg U.S. Aggregate Bond Index
Accumulated Value				$ 10,000	10,000			$ 10,000													$ 10,303.70386		9,468.627052	$ 9,607.077057														$ 10,230.43388			$ 10,432.52457		$ 10,138.23659		9,992.131915	$ 10,852.05856		$ 11,194.19494		$ 10,264.98857	10,117.05723					10,855.60241	$ 11,014.33273
ICE BofA 3 Month U S Treasury Bill Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																																							ICE BofA 3‑Month U.S. Treasury Bill Index
Accumulated Value					10,000																		10,122.38345																						10,630.01336						11,188.24149					11,655.90999
ICE BofA 1 Year U S Treasury Note Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																																							ICE BofA 1‑Year U.S. Treasury Note Index
Accumulated Value					$ 10,000																		$ 10,020.20432																						$ 10,494.87947						$ 10,992.91586					$ 11,449.12187
Russell 1000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																																							Russell 1000® Index
Accumulated Value							$ 10,000																		$ 9,608.876378																			$ 12,158.0392					$ 15,138.09895						$ 17,767.58673
Russell 1000 Value Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																																							Russell 1000® Value Index
Accumulated Value						$ 10,000																$ 10,051.89606																				$ 11,204.115										$ 12,813.95579		$ 14,852.65616
Russell 1000 Growth Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																																							Russell 1000® Growth Index
Accumulated Value			$ 10,000													$ 9,003.232732												$ 10,609.27968							$ 11,724.30465				$ 11,856.03686